Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 15, 2022, Allied Esports Entertainment, Inc. (the “Company”) filed a Form 8-K (the “Initial Report”) reporting the results of its annual stockholder meeting held on July 13, 2022. The Initial Report incorrectly stated that the director nominees were elected at the meeting as Class B directors of the Company. This amendment clarifies that such director nominees were elected as Class C directors. No other amendments to the Initial Report are being effected hereby.
Document Period End Date	Jul. 13, 2022
Entity File Number	001-38266
Entity Registrant Name	ALLIED ESPORTS ENTERTAINMENT, INC.
Entity Central Index Key	0001708341
Entity Tax Identification Number	82-1659427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	745 Fifth Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	(646)
Local Phone Number	768-4241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AESE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false